Mortgage Loans - Allowance for Probable Losses and Any Unamortized Premiums or Discounts (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums [Abstract]
Allowance for probable losses and any unamortized premiums or discounts	$ 0.4	$ 0.4